Income Taxes (Expiry Schedule of Net Operating Loss Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Income Tax Disclosure [Abstract]
2023	¥ 8,346
2024	17,768
2025	20,038
2026	24,902
2027	12,168
Thereafter	145,823
Indefinite period	49,526
Total	¥ 278,571